Business Combinations - Summary of Purchase Consideration, Net Assets Acquired and Goodwill (Details) - USD ($) $ in Thousands	Feb. 05, 2020	Aug. 02, 2019	May 28, 2019	Apr. 03, 2019	Jan. 04, 2019
Stadium Goods
Purchase consideration
Cash consideration					$ 150,200
Ordinary shares issued					28,600
Total purchase consideration					$ 178,800
Toplife
Purchase consideration
Cash consideration			$ 48,503
Total purchase consideration			$ 48,503
Curiosity China
Purchase consideration
Cash consideration				$ 9,000
Total purchase consideration				$ 9,000
New Guards
Purchase consideration
Cash consideration		$ 358,910
Ordinary shares issued		280,705
Total purchase consideration		708,899
Ordinary shares to be issued		$ 69,284
Ambush Inc.
Purchase consideration
Cash consideration	$ 12,142
Total purchase consideration	$ 12,142